Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities
Net loss	$ (7,723,404)	$ (5,578,690)
Stock-based compensation expense	1,017,938	499,690
Depreciation and amortization	118,202	97,476
Amortization of prepaid research and development-related party (Note 8)	121,984	35,579
Deferred taxes	(23,910)	(813,697)
Increase in accounts receivable	(157,058)
Increase in inventory	(39,442)
Decrease (increase) in prepaid expenses, other	150,434	(497,322)
Increase in prepaid research and development-related party (Note 8)	(150,000)	(465,000)
(Decrease) increase in interest payable to Ampio	(46,002)	46,002
Increase in accounts payable	547,314	421,870
Increase in accrued compensation	196,503
(Decrease) increase in payable to Ampio	(561,059)	561,059
(Decrease) increase in deferred revenue	(85,714)	191,071
Net cash used in operating activities	(6,634,214)	(5,501,962)
Cash flows used in investing activities
Deposits	(4,886)
Purchase of ProstaScint Business	(1,000,000)
Purchase of fixed assets		(9,298)
Net cash used in investing activities	(1,004,886)	(9,298)
Cash flows from financing activities
Ampio stock subscription payment	5,000,000
Proceeds from convertible note from Ampio converted to stock	7,400,000	4,600,000
Luoxis option payout pursuant to the merger	(27,476)
Liabilities paid out pursuant to the merger	(20,013)
Contribution from Ampio		637,210
Net cash provided by financing activities	12,352,511	5,237,210
Net change in cash and cash equivalents	4,713,411	(274,050)
Cash and cash equivalents at beginning of period	2,639,650	2,913,700
Cash and cash equivalents at end of period	7,353,061	2,639,650
Non-cash transactions:
Ampio stock subscription	5,000,000
Ampio unpaid debt converted to stock, received prior to 2015	4,600,000
Contingent consideration related to the ProstaScint purchase	$ 664,000
Issuance of common stock in exchange for Vyrix acquired assets		6,803,356
Related party research and development liability included in prepaid research and development-related party		$ 150,000